Debt - Schedule of Future Minimum Payments Payable Under Operating Leases (Detail) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Debt Disclosure [Abstract]
2019	$ 8,700,670
2020	9,716,371
2021	896,412
Total future principal payments	19,313,453
Less unamortized debt discount	531,547
Total balance, balance sheet	18,781,906
Term loan-current portion	8,464,609	$ 2,094,295
Term loan-non-currentportion	10,317,297	$ 11,956,867
Total balance, balance sheet	$ 18,781,906